INVESTMENTS IN AFFILIATES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 15, 2021	Jan. 13, 2021	Nov. 08, 2018	Oct. 01, 2018	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 12, 2021	Nov. 30, 2019	Dec. 31, 2018	Jul. 31, 2016	Dec. 31, 2011	Mar. 31, 2006
Equity method investments acquired:
Equity method investment, other than temporary impairment							$ 135,883	$ 500
Percentage of voting interest acquired							50.00%
Common shares, par value (in dollars per share)							$ 1.00	$ 1.00
Investment in affiliates							$ 312,151	$ 508,805			$ 571,782
Hygo
Equity method investments acquired:
Ownership percentage, equity method investment							50.00%					50.00%
Golar Partners
Equity method investments acquired:
Purchase of limited partners units						107,000
Equity method investment, other than temporary impairment							$ 135,900
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Common stock purchased (in shares)														500,000
Common stock purchased, price per share (in dollars per share)														$ 1
Percentage of voting interest acquired							50.00%							50.00%
Investee capital share amount called													$ 7,500
Cash paid to maintain equity interest													$ 3,750
Ownership percentage, equity method investment													50.00%
GMLP Merger Agreement | Subsequent Event
Equity method investments acquired:
Proceeds from sale	$ 75,700
Number of shares sold (in shares)	21,333,586
GMLP Merger Agreement | Subsequent Event | GP Buyer
Equity method investments acquired:
Share price (USD per share)	$ 3.55
GMLP Merger Agreement | New Fortress Energy | Subsequent Event
Equity method investments acquired:
Premium % on share price	27.00%
Share price (in dollars per share)	$ 2.79								$ 2.79
GP Transfer Agreement | Subsequent Event | GP Buyer
Equity method investments acquired:
Proceeds from sale	$ 5,100
HYGO Merger Agremenet | Subsequent Event | New Fortress Energy (NFE)
Equity method investments acquired:
Shares issued in acquisition (in shares)		18,600,000
HYGO Merger Agremenet | New Fortress Energy | Subsequent Event | Hygo
Equity method investments acquired:
Shares issued in acquisition (in shares)	31,372,549
Cash payments	$ 580,000
HYGO Merger Agremenet | Stonepeak | Subsequent Event | New Fortress Energy (NFE)
Equity method investments acquired:
Shares issued in acquisition (in shares)	12,745,098
Cash payments	$ 530,000
Cash settlement of preferred equity	$ 180,000
Golar Partners
Equity method investments acquired:
Ownership percentage, equity method investment							32.80%	32.00%
Investment in affiliates							$ 67,429	$ 214,296
Hygo
Equity method investments acquired:
Ownership percentage, equity method investment							50.00%	50.00%
Related party transaction amount							$ 0	$ 5,000
Interest costs capitalized							1,900	14,700
Investment in affiliates							$ 200,337	$ 261,693
Hygo | Subsequent Event
Equity method investments acquired:
Consideration received (in shares)	18,627,451
Cash consideration received	$ 50,000
CELSE | Hygo
Equity method investments acquired:
Ownership percentage, equity method investment												50.00%
Charter period (in years)					25 years
Avenir LNG Limited (“Avenir”)
Equity method investments acquired:
Ownership percentage, equity method investment							23.10%	22.50%
Interest costs capitalized							$ 900	$ 1,300
Investment in affiliates							$ 39,984	$ 28,101
Goodwill											$ 3,800
Ownership percentage after transaction			22.50%
Avenir LNG Limited (“Avenir”) | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Equity method investments acquired:
Investment company, committed capital				$ 182,000
Avenir LNG Limited (“Avenir”) | Stolt-Nielsen Limited
Equity method investments acquired:
Ownership percentage after transaction			45.00%
Avenir LNG Limited (“Avenir”) | Hoegh LNG Holdings Limited
Equity method investments acquired:
Ownership percentage after transaction			22.50%
Avenir LNG
Equity method investments acquired:
Shares subscribed to be purchased							9,375,000
Share par value							$ 1.00
Aggregate cost							$ 9,400
Equity method investment, current liability							$ 1,900
Shares obliged to subscribe							1,875,000
Equity Swap
Equity method investments acquired:
Derivative, fair value, net						$ 72,700				$ 69,500
Equity Swap | Golar Partners
Equity method investments acquired:
Derivative, fair value, net						$ 500
Private Placement | Avenir LNG Limited (“Avenir”)
Equity method investments acquired:
Number of subsidiary shares sold in transaction			11,000,000	99,000,000
Common shares, par value (in dollars per share)				$ 1
Sale of stock, price per share			$ 1	$ 1
Shares subscribed but unissued				24,800,000
Investment in affiliates				$ 24,800
Avenir LNG Limited (“Avenir”)
Equity method investments acquired:
Ownership percentage, equity method investment				25.00%
Shares subscribed to be purchased							9,375,000
Aggregate cost							$ 9,400
Equity method investment, current liability							$ 1,900
Avenir LNG Limited (“Avenir”) | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Equity method investments acquired:
Investment company, committed capital				$ 182,000